Shareholder’s Equity - Schedule of Non-Vested Share Activity (Details)	6 Months Ended
Jun. 30, 2025 $ / shares shares
Schedule of Non-Vested Share Activity [Abstract]
Number of shares, Outstanding beginning balance | shares
Weighted average grant date fair value, Outstanding beginning balance | $ / shares
Number of shares, Granted | shares	2,800,000
Weighted average grant date fair value, Granted | $ / shares	$ 4.755
Number of shares, Vested | shares	(2,800,000)
Weighted average grant date fair value, Vested | $ / shares	$ 4.755
Number of shares, Outstanding ending balance | shares
Weighted average grant date fair value, Outstanding ending balance | $ / shares